Shareholders' Equity - Schedule of Movement of Warrants (Details) - Warrant [Member] - USD ($)		6 Months Ended
		Dec. 31, 2025	Jun. 30, 2025
Schedule of Movement of Warrants [Line Items]
Valuation, Balance at beginning of the year		$ 104,433
Valuation, Issuance	[1]		10,559,739
Valuation, Exercise	[2]	103,828	3,693,843
Valuation, Fair value changes	[3]		(6,761,463)
Valuation, Balance at end of the year		1,414	104,433
Series A [Member]
Schedule of Movement of Warrants [Line Items]
Valuation, Balance at beginning of the year		$ 32
Share, Balance at beginning of the year (in Shares)		80
Valuation, Issuance	[1]		$ 4,122,940
Share, Issuance (in Shares)	[1]		160,000
Valuation, Exercise	[2]		$ 918,183
Share, Exercise (in Shares)	[2]		159,920
Valuation, Fair value changes	[3]		$ (3,204,725)
Share, Fair value changes (in Shares)	[3]
Valuation, Balance at end of the year		$ 32	$ 32
Share, Balance at end of the year (in Shares)		80	80
Series B [Member]
Schedule of Movement of Warrants [Line Items]
Valuation, Balance at beginning of the year		$ 104,401
Share, Balance at beginning of the year (in Shares)		20,109
Valuation, Issuance	[1]		$ 6,436,799
Share, Issuance (in Shares)	[1]		160,000
Valuation, Exercise	[2]	$ 103,019	$ 3,693,843
Share, Exercise (in Shares)	[2]	20,000	139,891
Valuation, Fair value changes	[3]		$ (3,556,738)
Share, Fair value changes (in Shares)	[3]
Valuation, Balance at end of the year		$ 1,382	$ 104,401
Share, Balance at end of the year (in Shares)		109	20,109

[1]	On September 20, 2024, the Company issued 160,000 (Pre-consolidation 4,000,000) units to public, and each unit in such offering included one Class A Ordinary Share, one Series A warrant and one Series B warrant. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $10,559,739.
[2]

On November 27, 2024, the holder exchanged a total of 159,920 Series A warrants (3,998,000 before the split) by signing a stock exchange agreement. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series A warrants at the date of exchange was $918,183.

In October, 2024, the Holders exercised an aggregate of 139,890 (Pre-consolidation 3,497,241 ) Series B warrants through an alternative cashless exercise option. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $3,693,843.

On September 16, 2025, the holders exercised a total of 20,000 Series B warrants through alternative cashless exercise, and the company issued 79,842 Class A common shares in September 2025.

[3]	The number of remaining unexercised Series A warrants and Series B warrants is 80 and 109 respectively. The fair value of these warrants as of December 31, 2025 is $1,414. The total gain from changes in the fair value of warrants for the six months ended December 31, 2025 is $nil.